Bank credit lines, loan facilities and notes - Schedule of Financing costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Debt Disclosure [Abstract]
Interest expense on drawn facilities	$ 48,137	$ 47,931	$ 140,139	$ 140,992
Amortization of financing costs	5,059	1,499	8,108	4,470
Loss on Extinguishment of Debt	12,233	0	12,233	0
Other financing costs	746	813	2,479	2,541
Total financing costs	$ 66,175	$ 50,243	$ 162,959	$ 148,003